Related Parties - Summary of Guarantees Provided To Related Parties (Details) ر.س in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 SAR (ر.س)
Performance guarantees 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company
Amount of guarantees | $	$ 11,000
Name of Guarantee	Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.
Performance guarantees and others 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited
Amount of guarantees | $	$ 1,387
Name of Guarantee	Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company
Performance guarantees and others 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Nghi Son 2 Power LLC		Nghi Son 2 Power LLC		Nghi Son 2 Power LLC		Nghi Son 2 Power LLC
Amount of guarantees | $	$ 40,738
Name of Guarantee	SMBC Singapore and others		SMBC Singapore and others		SMBC Singapore and others		SMBC Singapore and others
Debt guarantees 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Barakah One Company		Barakah One Company		Barakah One Company		Barakah One Company
Amount of guarantees | $	$ 1,223,355
Name of Guarantee	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Performance guarantees and others 3
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 4,103,269
Performance guarantees 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	[1]	Korea Electric Power Corporation	[1]	Korea Electric Power Corporation	[1]	Korea Electric Power Corporation	[1]
Name of Principal obligor	RE Holiday Holdings LLC	[1]	RE Holiday Holdings LLC	[1]	RE Holiday Holdings LLC	[1]	RE Holiday Holdings LLC	[1]
Amount of guarantees | $	$ 222,077	[1]
Name of Guarantee	EFS Renewables Holdings, LLC, CA-CIB and others	[1]	EFS Renewables Holdings, LLC, CA-CIB and others	[1]	EFS Renewables Holdings, LLC, CA-CIB and others	[1]	EFS Renewables Holdings, LLC, CA-CIB and others	[1]
Performance guarantees 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	RE Pioneer Holdings LLC		RE Pioneer Holdings LLC		RE Pioneer Holdings LLC		RE Pioneer Holdings LLC
Amount of guarantees | $	$ 106,873
Name of Guarantee	EFS Renewables Holdings, LLC		EFS Renewables Holdings, LLC		EFS Renewables Holdings, LLC		EFS Renewables Holdings, LLC
Performance guarantees 4
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company
Amount of guarantees | $	$ 4,151
Name of Guarantee	Hana Bank		Hana Bank		Hana Bank		Hana Bank
Performance guarantees 5
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.
Amount of guarantees | $	$ 50,000
Name of Guarantee	ING Bank		ING Bank		ING Bank		ING Bank
Performance guarantees 6
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Amman Asia Electric Power Company		Amman Asia Electric Power Company		Amman Asia Electric Power Company		Amman Asia Electric Power Company
Amount of guarantees | $	$ 17,400
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank
Other performance guarantees 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.
Amount of guarantees | $			$ 16,413
Name of Guarantee	CENACE and others		CENACE and others		CENACE and others		CENACE and others
Other performance guarantees 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Recursos Solares PV de Mexico II, S.A. de C.V.		Recursos Solares PV de Mexico II, S.A. de C.V.		Recursos Solares PV de Mexico II, S.A. de C.V.		Recursos Solares PV de Mexico II, S.A. de C.V.
Amount of guarantees	$ 393		$ 1,518
Name of Guarantee	SEMARNAT / CFE Transmission		SEMARNAT / CFE Transmission		SEMARNAT / CFE Transmission		SEMARNAT / CFE Transmission
Other performance guarantees 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.
Amount of guarantees	$ 9,078		$ 3,666
Name of Guarantee	CENACE / SEMARNAT		CENACE / SEMARNAT		CENACE / SEMARNAT		CENACE / SEMARNAT
Performance guarantees 7
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	International Offshore Power Transmission Holding Company Limited		International Offshore Power Transmission Holding Company Limited		International Offshore Power Transmission Holding Company Limited		International Offshore Power Transmission Holding Company Limited
Amount of guarantees | $	$ 52,500
Name of Guarantee	Mizuho Bank		Mizuho Bank		Mizuho Bank		Mizuho Bank
Other performance guarantees 4
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 7,000
Name of Guarantee	Credit Agricole		Credit Agricole		Credit Agricole		Credit Agricole
Collateralized money invested 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	[2]	Korea Electric Power Corporation	[2]	Korea Electric Power Corporation	[2]	Korea Electric Power Corporation	[2]
Name of Principal obligor	Pulau Indah Power Plant Sdn. Bhd.	[2]	Pulau Indah Power Plant Sdn. Bhd.	[2]	Pulau Indah Power Plant Sdn. Bhd.	[2]	Pulau Indah Power Plant Sdn. Bhd.	[2]
Amount of guarantees					₩ 13,210	[2]
Name of Guarantee	Malaysian Trustee Berhad	[2]	Malaysian Trustee Berhad	[2]	Malaysian Trustee Berhad	[2]	Malaysian Trustee Berhad	[2]
Debt guarantees 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	KEPCO for Power Company		KEPCO for Power Company		KEPCO for Power Company		KEPCO for Power Company
Amount of guarantees | $	$ 60,000
Name of Guarantee	Riyad bank		Riyad bank		Riyad bank		Riyad bank
Other performance guarantees 5
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 70,000
Name of Guarantee	SMBC Seoul and others		SMBC Seoul and others		SMBC Seoul and others		SMBC Seoul and others
Collateralized money invested 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.
Amount of guarantees					₩ 25,549
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Guarantees for supplemental funding 1
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.
Amount of guarantees					₩ 116,378
Name of Guarantee	Krung Thai Bank		Krung Thai Bank		Krung Thai Bank		Krung Thai Bank
Impounding bonus guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 5,000	[4]
Name of Guarantee	SK Eco Plant Co., Ltd.	[4]	SK Eco Plant Co., Ltd.	[4]	SK Eco Plant Co., Ltd.	[4]	SK Eco Plant Co., Ltd.	[4]
Performance guarantees and others 4
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited
Amount of guarantees | ر.س							ر.س 11,200
Name of Guarantee	National Bank of Kuwait		National Bank of Kuwait		National Bank of Kuwait		National Bank of Kuwait
Collateralized money invested 4
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd
Name of Principal obligor	Daegu Photovoltaic Co., Ltd.		Daegu Photovoltaic Co., Ltd.		Daegu Photovoltaic Co., Ltd.		Daegu Photovoltaic Co., Ltd.
Amount of guarantees					₩ 2,804
Name of Guarantee	Korea Development Bank		Korea Development Bank		Korea Development Bank		Korea Development Bank
Collateralized money invested 5
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	[5]	Korea Western Power Co., Ltd.	[5]	Korea Western Power Co., Ltd.	[5]	Korea Western Power Co., Ltd.	[5]
Name of Principal obligor	Dongducheon Dream Power Co., Ltd.	[5]	Dongducheon Dream Power Co., Ltd.	[5]	Dongducheon Dream Power Co., Ltd.	[5]	Dongducheon Dream Power Co., Ltd.	[5]
Amount of guarantees					₩ 50,682	[5]
Name of Guarantee	Kookmin Bank and others	[5]	Kookmin Bank and others	[5]	Kookmin Bank and others	[5]	Kookmin Bank and others	[5]
Debt guarantees 3
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 20,300
Name of Guarantee	Hanyang Securities		Hanyang Securities		Hanyang Securities		Hanyang Securities
Collateralized money invested 6
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd
Name of Principal obligor	PT. Mutiara Jawa		PT. Mutiara Jawa		PT. Mutiara Jawa		PT. Mutiara Jawa
Amount of guarantees					₩ 5,168
Name of Guarantee	Woori Bank		Woori Bank		Woori Bank		Woori Bank
Collateralized money invested 7
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Haeng Bok Do Si Photovoltaic Power Co., Ltd.		Haeng Bok Do Si Photovoltaic Power Co., Ltd.		Haeng Bok Do Si Photovoltaic Power Co., Ltd.		Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Amount of guarantees					₩ 294
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Collateralized money invested 8
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.
Amount of guarantees					₩ 145,025
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Guarantees for supplemental funding 2
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 9
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Haemodum Solar Co., Ltd.		Haemodum Solar Co., Ltd.		Haemodum Solar Co., Ltd.		Haemodum Solar Co., Ltd.
Amount of guarantees					₩ 3,122
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Collateralized money invested 10
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Muan Solar Park Co., Ltd.		Muan Solar Park Co., Ltd.		Muan Solar Park Co., Ltd.		Muan Solar Park Co., Ltd.
Amount of guarantees					₩ 6,830
Name of Guarantee	IBK and others		IBK and others		IBK and others		IBK and others
Collateralized money invested 11
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Anjwa Smart Farm & Solar City Co., Ltd.		Anjwa Smart Farm & Solar City Co., Ltd.		Anjwa Smart Farm & Solar City Co., Ltd.		Anjwa Smart Farm & Solar City Co., Ltd.
Amount of guarantees					₩ 7,665
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 12
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Seoroseoro Sunny Power Plant Co., Ltd.		Seoroseoro Sunny Power Plant Co., Ltd.		Seoroseoro Sunny Power Plant Co., Ltd.		Seoroseoro Sunny Power Plant Co., Ltd.
Amount of guarantees					₩ 941
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 13
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	YuDang Solar Co., Ltd.		YuDang Solar Co., Ltd.		YuDang Solar Co., Ltd.		YuDang Solar Co., Ltd.
Amount of guarantees					₩ 570
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 3
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 14
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Hapcheon Floating Photovoltaic Power Plant Inc.		Hapcheon Floating Photovoltaic Power Plant Inc.		Hapcheon Floating Photovoltaic Power Plant Inc.		Hapcheon Floating Photovoltaic Power Plant Inc.
Amount of guarantees					₩ 10,348
Name of Guarantee	Nonghyup Bank and others		Nonghyup Bank and others		Nonghyup Bank and others		Nonghyup Bank and others
Collateralized money invested 15
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Yeongwol Eco Wind Co., Ltd.		Yeongwol Eco Wind Co., Ltd.		Yeongwol Eco Wind Co., Ltd.		Yeongwol Eco Wind Co., Ltd.
Amount of guarantees					₩ 4,024
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 4
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 16
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Gurae Resident Power Co., Ltd.		Gurae Resident Power Co., Ltd.		Gurae Resident Power Co., Ltd.		Gurae Resident Power Co., Ltd.
Amount of guarantees					₩ 569
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 5
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 17
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd
Name of Principal obligor	Gunsan Land Solar Co., Ltd.		Gunsan Land Solar Co., Ltd.		Gunsan Land Solar Co., Ltd.		Gunsan Land Solar Co., Ltd.
Amount of guarantees					₩ 22,429
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 6
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0
Collateralized money invested 18
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd
Name of Principal obligor	Seobusambo highway photovoltaics Co., Ltd.		Seobusambo highway photovoltaics Co., Ltd.		Seobusambo highway photovoltaics Co., Ltd.		Seobusambo highway photovoltaics Co., Ltd.
Amount of guarantees					₩ 3,580
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 7
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 19
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd
Name of Principal obligor	Eumseong Eco Park Co., Ltd.		Eumseong Eco Park Co., Ltd.		Eumseong Eco Park Co., Ltd.		Eumseong Eco Park Co., Ltd.
Amount of guarantees					₩ 8,386
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Collateralized money invested 20
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd
Name of Principal obligor	PungBack Wind Farm Corporation		PungBack Wind Farm Corporation		PungBack Wind Farm Corporation		PungBack Wind Farm Corporation
Amount of guarantees					₩ 7,940
Name of Guarantee	Hanwha Life Insurance Co., Ltd. and others		Hanwha Life Insurance Co., Ltd. and others		Hanwha Life Insurance Co., Ltd. and others		Hanwha Life Insurance Co., Ltd. and others
Loan payment guarantee
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd		Korea Western Power Co., Ltd
Name of Principal obligor	Wadi Noor Solar Power Company SAOC		Wadi Noor Solar Power Company SAOC		Wadi Noor Solar Power Company SAOC		Wadi Noor Solar Power Company SAOC
Amount of guarantees | $	$ 54,855
Name of Guarantee	DBS Bank		DBS Bank		DBS Bank		DBS Bank
Collateralized money invested 21
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Busan Shinho Solar Power Co., Ltd.		Busan Shinho Solar Power Co., Ltd.		Busan Shinho Solar Power Co., Ltd.		Busan Shinho Solar Power Co., Ltd.
Amount of guarantees					₩ 6,669
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Collateralized money invested 22
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.
Amount of guarantees					₩ 16,591
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Guarantees for supplemental funding 8
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 23
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.
Amount of guarantees					₩ 35,083
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Guarantees for supplemental funding 9
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 90,800	[3]
Collateralized money invested 24
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.
Amount of guarantees					₩ 4,743
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Collateralized money invested 25
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.
Amount of guarantees					₩ 259,084
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Collateralized money invested 26
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.
Amount of guarantees					₩ 3,443
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized money invested 27
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.
Amount of guarantees					₩ 23,380
Name of Guarantee	KDB Capital Corporation and others		KDB Capital Corporation and others		KDB Capital Corporation and others		KDB Capital Corporation and others
Collateralized money invested 28
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.
Amount of guarantees					₩ 22,191
Name of Guarantee	IBK		IBK		IBK		IBK
Guarantees for supplemental funding 10
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 29
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.
Amount of guarantees					₩ 19,426
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Other guarantees 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia
Amount of guarantees | $	$ 3,150
Name of Guarantee	PT. Adaro Indonesia		PT. Adaro Indonesia		PT. Adaro Indonesia		PT. Adaro Indonesia
Guarantees for supplemental funding 11
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Name of Guarantee	Sumitomo mitsui banking and others	[3]	Sumitomo mitsui banking and others	[3]	Sumitomo mitsui banking and others	[3]	Sumitomo mitsui banking and others	[3]
Collateralized money invested 30
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 90,151
Name of Guarantee	MUFG and others		MUFG and others		MUFG and others		MUFG and others
Performance guarantees 8
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[6]	Korea East-West Power Co., Ltd.	[6]	Korea East-West Power Co., Ltd.	[6]	Korea East-West Power Co., Ltd.	[6]
Name of Principal obligor	South Jamaica Power Company Limited	[6]	South Jamaica Power Company Limited	[6]	South Jamaica Power Company Limited	[6]	South Jamaica Power Company Limited	[6]
Amount of guarantees | $	$ 14,400	[6]
Name of Guarantee	Hana Bank	[6]	Hana Bank	[6]	Hana Bank	[6]	Hana Bank	[6]
Collateralized money invested 31
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 43,109
Name of Guarantee	JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others
Collateralized money invested 32
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	DE Energia SpA		DE Energia SpA		DE Energia SpA		DE Energia SpA
Amount of guarantees					₩ 9,703
Name of Guarantee	Mirae Asset Securities Co., Ltd. and others		Mirae Asset Securities Co., Ltd. and others		Mirae Asset Securities Co., Ltd. and others		Mirae Asset Securities Co., Ltd. and others
Collateralized loans
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 5,728
Payment guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 959	[7]
Name of Guarantee	Hana Bank	[7]	Hana Bank	[7]	Hana Bank	[7]	Hana Bank	[7]
Collateralized money invested 33
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Bitsolar Energy Co., Ltd.		Bitsolar Energy Co., Ltd.		Bitsolar Energy Co., Ltd.		Bitsolar Energy Co., Ltd.
Amount of guarantees					₩ 352
Name of Guarantee	Mirae Asset Life Insurance Co., Ltd. and others		Mirae Asset Life Insurance Co., Ltd. and others		Mirae Asset Life Insurance Co., Ltd. and others		Mirae Asset Life Insurance Co., Ltd. and others
Collateralized money invested 34
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Cheongju Eco Park Co., Ltd.		Cheongju Eco Park Co., Ltd.		Cheongju Eco Park Co., Ltd.		Cheongju Eco Park Co., Ltd.
Amount of guarantees					₩ 9,072
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Collateralized money invested 35
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Busan Industrial Solar Power Co., Ltd.		Busan Industrial Solar Power Co., Ltd.		Busan Industrial Solar Power Co., Ltd.		Busan Industrial Solar Power Co., Ltd.
Amount of guarantees					₩ 1,058
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Collateralized money invested 36
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Yangyang Wind Power Co., Ltd.		Yangyang Wind Power Co., Ltd.		Yangyang Wind Power Co., Ltd.		Yangyang Wind Power Co., Ltd.
Amount of guarantees					₩ 10,435
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 12
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 37
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)		KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)		KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)		KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)
Amount of guarantees					₩ 7,779
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 38
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Goheung New Energy Co., Ltd.		Goheung New Energy Co., Ltd.		Goheung New Energy Co., Ltd.		Goheung New Energy Co., Ltd.
Amount of guarantees					₩ 4,808
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others
Collateralized money invested 39
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Seungmun Green Energy		Seungmun Green Energy		Seungmun Green Energy		Seungmun Green Energy
Amount of guarantees					₩ 9,757
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 13
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 40
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Yanggu Floating Photovoltaic Power Plant Inc.		Yanggu Floating Photovoltaic Power Plant Inc.		Yanggu Floating Photovoltaic Power Plant Inc.		Yanggu Floating Photovoltaic Power Plant Inc.
Amount of guarantees					₩ 760
Name of Guarantee	Korea Development Bank		Korea Development Bank		Korea Development Bank		Korea Development Bank
Collateralized money invested 41
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Hoenggye Renewable Energy Co., Ltd.		Hoenggye Renewable Energy Co., Ltd.		Hoenggye Renewable Energy Co., Ltd.		Hoenggye Renewable Energy Co., Ltd.
Amount of guarantees					₩ 2,375
Name of Guarantee	IBK		IBK		IBK		IBK
Guarantees for supplemental funding 14
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 42
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	KNH Solar Co., Ltd.		KNH Solar Co., Ltd.		KNH Solar Co., Ltd.		KNH Solar Co., Ltd.
Amount of guarantees					₩ 3,194
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Performance guarantees and guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 43
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.
Amount of guarantees					₩ 26,834
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Collateralized money invested 44
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.
Amount of guarantees					₩ 26,430
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Performance guarantees 9
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Performance guarantees 10
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Kelar S.A.		Kelar S.A.		Kelar S.A.		Kelar S.A.
Amount of guarantees | $	$ 33,930
Name of Guarantee	Hana Bank, MUFG		Hana Bank, MUFG		Hana Bank, MUFG		Hana Bank, MUFG
Payment guarantees 1
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 11,707	[8]
Name of Guarantee	Hana Bank	[8]	Hana Bank	[8]	Hana Bank	[8]	Hana Bank	[8]
Performance guarantees 11
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Daehan Wind Power PSC		Daehan Wind Power PSC		Daehan Wind Power PSC		Daehan Wind Power PSC
Amount of guarantees | $	$ 1,800
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank
Payment guarantees 2
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 2,000	[9]
Name of Guarantee	Hana Bank	[9]	Hana Bank	[9]	Hana Bank	[9]	Hana Bank	[9]
Collateralized money invested 45
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 16,426
Name of Guarantee	Standard Chartered		Standard Chartered		Standard Chartered		Standard Chartered
Collateralized money invested 46
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.
Amount of guarantees					₩ 12,228
Name of Guarantee	Woori Bank, Shinhan Bank and others		Woori Bank, Shinhan Bank and others		Woori Bank, Shinhan Bank and others		Woori Bank, Shinhan Bank and others
Performance guarantees 12
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0
Collateralized money invested 47
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Taebaek Guinemi Wind Power Co., Ltd		Taebaek Guinemi Wind Power Co., Ltd		Taebaek Guinemi Wind Power Co., Ltd		Taebaek Guinemi Wind Power Co., Ltd
Amount of guarantees					₩ 13,530
Name of Guarantee	IBK		IBK		IBK		IBK
Payment guarantees 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[10]	Korea Southern Power Co., Ltd.	[10]	Korea Southern Power Co., Ltd.	[10]	Korea Southern Power Co., Ltd.	[10]
Name of Principal obligor	Samcheok Eco Materials Co., Ltd.	[10]	Samcheok Eco Materials Co., Ltd.	[10]	Samcheok Eco Materials Co., Ltd.	[10]	Samcheok Eco Materials Co., Ltd.	[10]
Amount of guarantees					₩ 0	[10]
Name of Guarantee	SEM Investment Co., Ltd.	[10]	SEM Investment Co., Ltd.	[10]	SEM Investment Co., Ltd.	[10]	SEM Investment Co., Ltd.	[10]
Performance guarantees 13
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[11]
Collateralized money invested 48
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Solaseado Solar Power Co., Ltd		Solaseado Solar Power Co., Ltd		Solaseado Solar Power Co., Ltd		Solaseado Solar Power Co., Ltd
Amount of guarantees					₩ 13,370
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized money invested 49
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[12]	Korea Southern Power Co., Ltd.	[12]	Korea Southern Power Co., Ltd.	[12]	Korea Southern Power Co., Ltd.	[12]
Name of Principal obligor	Naepo Green Energy Co., Ltd.	[12]	Naepo Green Energy Co., Ltd.	[12]	Naepo Green Energy Co., Ltd.	[12]	Naepo Green Energy Co., Ltd.	[12]
Amount of guarantees					₩ 5,285	[12]
Name of Guarantee	IBK and others	[12]	IBK and others	[12]	IBK and others	[12]	IBK and others	[12]
Performance Guarantees And Guarantees For Supplemental Funding 1 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 30,000	[3]
Collateralized money invested 50
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd		Korea Southern Power Co., Ltd		Korea Southern Power Co., Ltd		Korea Southern Power Co., Ltd
Name of Principal obligor	Omisan Wind Power Co., Ltd.		Omisan Wind Power Co., Ltd.		Omisan Wind Power Co., Ltd.		Omisan Wind Power Co., Ltd.
Amount of guarantees					₩ 10,229
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank
Performance guarantees and guarantees for supplemental funding 2 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 51
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Geumsungsan Wind Power Co., Ltd.		Geumsungsan Wind Power Co., Ltd.		Geumsungsan Wind Power Co., Ltd.		Geumsungsan Wind Power Co., Ltd.
Amount of guarantees					₩ 5,515
Name of Guarantee	Kookmin Bank		Kookmin Bank		Kookmin Bank		Kookmin Bank
Collateralized money invested 52
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	HORANG ENERGY Inc.		HORANG ENERGY Inc.		HORANG ENERGY Inc.		HORANG ENERGY Inc.
Amount of guarantees					₩ 4,149
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others
Guarantees for supplemental funding 16
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 53
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Haman Green Energy Co., Ltd.		Haman Green Energy Co., Ltd.		Haman Green Energy Co., Ltd.		Haman Green Energy Co., Ltd.
Amount of guarantees					₩ 2,981
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 17
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 54
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Jeongeup Green Power Co., Ltd.		Jeongeup Green Power Co., Ltd.		Jeongeup Green Power Co., Ltd.		Jeongeup Green Power Co., Ltd.
Amount of guarantees					₩ 1,560
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others
Guarantees for supplemental funding 18
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Payment guarantees 4
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Power Services Ltda.		KOSPO Power Services Ltda.		KOSPO Power Services Ltda.		KOSPO Power Services Ltda.
Name of Principal obligor	Kelar S.A.		Kelar S.A.		Kelar S.A.		Kelar S.A.
Amount of guarantees | $	$ 1,316
Name of Guarantee	Scotia bank		Scotia bank		Scotia bank		Scotia bank
Collateralized money invested 55
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Kelar S.A.		Kelar S.A.		Kelar S.A.		Kelar S.A.
Amount of guarantees					₩ 131,529
Name of Guarantee	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Collateralized money invested 56
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Chester Solar I SpA		Chester Solar I SpA		Chester Solar I SpA		Chester Solar I SpA
Amount of guarantees					₩ 1,238
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 57
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Chester Solar IV SpA		Chester Solar IV SpA		Chester Solar IV SpA		Chester Solar IV SpA
Amount of guarantees					₩ 484
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 58
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Chester Solar V SpA		Chester Solar V SpA		Chester Solar V SpA		Chester Solar V SpA
Amount of guarantees					₩ 191
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 59
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Diego de Almagro Solar SpA		Diego de Almagro Solar SpA		Diego de Almagro Solar SpA		Diego de Almagro Solar SpA
Amount of guarantees					₩ 954
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 60
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Laurel SpA		Laurel SpA		Laurel SpA		Laurel SpA
Amount of guarantees					₩ 613
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 61
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd		Korea Midland Power Co., Ltd		Korea Midland Power Co., Ltd		Korea Midland Power Co., Ltd
Name of Principal obligor	YeongGwang Yaksu Wind Electric Co., Ltd.		YeongGwang Yaksu Wind Electric Co., Ltd.		YeongGwang Yaksu Wind Electric Co., Ltd.		YeongGwang Yaksu Wind Electric Co., Ltd.
Amount of guarantees					₩ 133
Name of Guarantee	IBK and others		IBK and others		IBK and others		IBK and others
Collateralized money invested 62
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.
Amount of guarantees					₩ 118,172
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Debt guarantees 5
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	PT Wampu Electric Power		PT Wampu Electric Power		PT Wampu Electric Power		PT Wampu Electric Power
Amount of guarantees | $	$ 5,473
Name of Guarantee	PT. Bank KB Bukopin		PT. Bank KB Bukopin		PT. Bank KB Bukopin		PT. Bank KB Bukopin
Debt guarantees 4
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	PT. Cirebon Electric Power		PT. Cirebon Electric Power		PT. Cirebon Electric Power		PT. Cirebon Electric Power
Amount of guarantees | $	$ 3,355
Name of Guarantee	Mizuho Bank		Mizuho Bank		Mizuho Bank		Mizuho Bank
Guarantees for supplemental funding 19
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Name of Guarantee	IBK and others	[3]	IBK and others	[3]	IBK and others	[3]	IBK and others	[3]
Collateralized money invested 63
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.
Amount of guarantees					₩ 8
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 64
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Yaksu ESS Co., Ltd.		Yaksu ESS Co., Ltd.		Yaksu ESS Co., Ltd.		Yaksu ESS Co., Ltd.
Amount of guarantees					₩ 285
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 65
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd		Korea Midland Power Co., Ltd		Korea Midland Power Co., Ltd		Korea Midland Power Co., Ltd
Name of Principal obligor	Gwangbaek Solar Power Investment Co., Ltd.		Gwangbaek Solar Power Investment Co., Ltd.		Gwangbaek Solar Power Investment Co., Ltd.		Gwangbaek Solar Power Investment Co., Ltd.
Amount of guarantees					₩ 5,155
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Collateralized money invested 66
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Muan Sunshine Solar Power Plant Co., Ltd.		Muan Sunshine Solar Power Plant Co., Ltd.		Muan Sunshine Solar Power Plant Co., Ltd.		Muan Sunshine Solar Power Plant Co., Ltd.
Amount of guarantees					₩ 2,822
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 67
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Goesan Solar park Co., Ltd.		Goesan Solar park Co., Ltd.		Goesan Solar park Co., Ltd.		Goesan Solar park Co., Ltd.
Amount of guarantees					₩ 2,877
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 68
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Bitgoel Eco Energy Co., Ltd.		Bitgoel Eco Energy Co., Ltd.		Bitgoel Eco Energy Co., Ltd.		Bitgoel Eco Energy Co., Ltd.
Amount of guarantees					₩ 7,328
Name of Guarantee	IBK and others		IBK and others		IBK and others		IBK and others
Guarantees for supplemental funding 20
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 69
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Energyco Co., Ltd.		Energyco Co., Ltd.		Energyco Co., Ltd.		Energyco Co., Ltd.
Amount of guarantees					₩ 2,140
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Payment Guarantees 5
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 2,700
Name of Guarantee	Shinhan bank		Shinhan bank		Shinhan bank		Shinhan bank
Collateralized money invested 70
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Jeju Gimnyeong Wind Power Co., Ltd.		Jeju Gimnyeong Wind Power Co., Ltd.		Jeju Gimnyeong Wind Power Co., Ltd.		Jeju Gimnyeong Wind Power Co., Ltd.
Amount of guarantees					₩ 246
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Collateralized money invested 71
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Dongbu Highway Solar Co., Ltd.		Dongbu Highway Solar Co., Ltd.		Dongbu Highway Solar Co., Ltd.		Dongbu Highway Solar Co., Ltd.
Amount of guarantees					₩ 380
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank
Collateralized money invested 72
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Seobu Highway Solar Co., Ltd.		Seobu Highway Solar Co., Ltd.		Seobu Highway Solar Co., Ltd.		Seobu Highway Solar Co., Ltd.
Amount of guarantees					₩ 406
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank
Collateralized money invested 73
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Yeongyang Wind Power Corporation II		Yeongyang Wind Power Corporation II		Yeongyang Wind Power Corporation II		Yeongyang Wind Power Corporation II
Amount of guarantees					₩ 10,100
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Collateralized money invested 74
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Haeparang Energy Co., Ltd.		Haeparang Energy Co., Ltd.		Haeparang Energy Co., Ltd.		Haeparang Energy Co., Ltd.
Amount of guarantees					₩ 2,104
Name of Guarantee	Templeton hana asset management Co. Ltd.		Templeton hana asset management Co. Ltd.		Templeton hana asset management Co. Ltd.		Templeton hana asset management Co. Ltd.
Guarantees for supplemental funding 21
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 75
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Saemangeum Sebit Power Plant Co., Ltd.		Saemangeum Sebit Power Plant Co., Ltd.		Saemangeum Sebit Power Plant Co., Ltd.		Saemangeum Sebit Power Plant Co., Ltd.
Amount of guarantees					₩ 27,762
Name of Guarantee	IBK and others		IBK and others		IBK and others		IBK and others
Guarantees for supplemental funding 22
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Saemangeum Sebit Power Plant Co., Ltd.		Saemangeum Sebit Power Plant Co., Ltd.		Saemangeum Sebit Power Plant Co., Ltd.		Saemangeum Sebit Power Plant Co., Ltd.
Amount of guarantees					₩ 0	[3]
Collateralized money invested 76
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Yeomsubong Wind Power Co., Ltd.		Yeomsubong Wind Power Co., Ltd.		Yeomsubong Wind Power Co., Ltd.		Yeomsubong Wind Power Co., Ltd.
Amount of guarantees					₩ 871
Name of Guarantee	Korea Development Bank		Korea Development Bank		Korea Development Bank		Korea Development Bank
Guarantees for supplemental funding 23
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 77
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)		Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)		Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)		Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)
Amount of guarantees					₩ 0	[13]
Name of Guarantee	IBK	[13]	IBK	[13]	IBK	[13]	IBK	[13]
Guarantees for supplemental funding and others 1
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 76,800	[3],[14]
Name of Guarantee	NH investment & securities Co., Ltd. and others	[3],[14]	NH investment & securities Co., Ltd. and others	[3],[14]	NH investment & securities Co., Ltd. and others	[3],[14]	NH investment & securities Co., Ltd. and others	[3],[14]
Collateralized money invested 78
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	RES Technology AD		RES Technology AD		RES Technology AD		RES Technology AD
Amount of guarantees					₩ 14,383
Name of Guarantee	UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others
Collateralized money invested 79
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	ASM-BG Investicii AD		ASM-BG Investicii AD		ASM-BG Investicii AD		ASM-BG Investicii AD
Amount of guarantees					₩ 14,739
Name of Guarantee	UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others
Collateralized money invested 80
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Expressway Solar-light Power Generation Co., Ltd.		Expressway Solar-light Power Generation Co., Ltd.		Expressway Solar-light Power Generation Co., Ltd.		Expressway Solar-light Power Generation Co., Ltd.
Amount of guarantees					₩ 5,187	[3]
Name of Guarantee	Woori Bank	[3]	Woori Bank	[3]	Woori Bank	[3]	Woori Bank	[3]
Collateralized money invested 81
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Goseong Green Power Co., Ltd.		Goseong Green Power Co., Ltd.		Goseong Green Power Co., Ltd.		Goseong Green Power Co., Ltd.
Amount of guarantees					₩ 287,624
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Collateralized money invested 82
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Gangneung Eco Power Co., Ltd.		Gangneung Eco Power Co., Ltd.		Gangneung Eco Power Co., Ltd.		Gangneung Eco Power Co., Ltd.
Amount of guarantees					₩ 254,929
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Collateralized money invested 83
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	PND Solar Co., Ltd.		PND Solar Co., Ltd.		PND Solar Co., Ltd.		PND Solar Co., Ltd.
Amount of guarantees					₩ 1,510
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 84
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Hyundai Eco Energy Co., Ltd.		Hyundai Eco Energy Co., Ltd.		Hyundai Eco Energy Co., Ltd.		Hyundai Eco Energy Co., Ltd.
Amount of guarantees					₩ 7,947
Name of Guarantee	Samsung Life Insurance and others		Samsung Life Insurance and others		Samsung Life Insurance and others		Samsung Life Insurance and others
Collateralized money invested 85
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Jaeun Resident Wind Power Plant Co., Ltd.		Jaeun Resident Wind Power Plant Co., Ltd.		Jaeun Resident Wind Power Plant Co., Ltd.		Jaeun Resident Wind Power Plant Co., Ltd.
Amount of guarantees					₩ 2,214
Name of Guarantee	IBK		IBK		IBK		IBK
Collateralized money invested 86
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Chungsongmeon BongSan wind power Co., Ltd.		Chungsongmeon BongSan wind power Co., Ltd.		Chungsongmeon BongSan wind power Co., Ltd.		Chungsongmeon BongSan wind power Co., Ltd.
Amount of guarantees					₩ 2,665
Name of Guarantee	Kyobo Life Insurance Co.,Ltd. and others		Kyobo Life Insurance Co.,Ltd. and others		Kyobo Life Insurance Co.,Ltd. and others		Kyobo Life Insurance Co.,Ltd. and others
Collateralized money invested 87
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Yeongam Solar Power Co., Ltd.		Yeongam Solar Power Co., Ltd.		Yeongam Solar Power Co., Ltd.		Yeongam Solar Power Co., Ltd.
Amount of guarantees					₩ 9,637
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized money invested 88
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Samsu Wind Power Co., Ltd.		Samsu Wind Power Co., Ltd.		Samsu Wind Power Co., Ltd.		Samsu Wind Power Co., Ltd.
Amount of guarantees					₩ 3,022
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Collateralized money invested 89
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Saemangeum Heemang Photovoltaic Co., Ltd.		Saemangeum Heemang Photovoltaic Co., Ltd.		Saemangeum Heemang Photovoltaic Co., Ltd.		Saemangeum Heemang Photovoltaic Co., Ltd.
Amount of guarantees					₩ 14,420
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others
Collateralized money invested 90
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Principal obligor	Nepal Water & Energy		Nepal Water & Energy		Nepal Water & Energy		Nepal Water & Energy
Amount of guarantees | $	$ 97,105
Name of Guarantee	International Finance		International Finance		International Finance		International Finance
Business reserve payment guarantee
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Principal obligor	Development Company Private Limited		Development Company Private Limited		Development Company Private Limited		Development Company Private Limited
Amount of guarantees | $	$ 33,333
Name of Guarantee	Corporation and others		Corporation and others		Corporation and others		Corporation and others
Collateralized money invested 91
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.
Amount of guarantees					₩ 0
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 92
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd		Korea Hydro & Nuclear Power Co., Ltd		Korea Hydro & Nuclear Power Co., Ltd		Korea Hydro & Nuclear Power Co., Ltd
Name of Principal obligor	Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.
Amount of guarantees					₩ 3,260
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Guarantees for Supplemental Funding 24
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees					₩ 0	[3]
Collateralized money invested 93
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Go deok Clean Energy Co., Ltd.		Go deok Clean Energy Co., Ltd.		Go deok Clean Energy Co., Ltd.		Go deok Clean Energy Co., Ltd.
Amount of guarantees					₩ 4,722
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized money invested 94
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Cheong-Song Noraesan Wind Power Co., Ltd.		Cheong-Song Noraesan Wind Power Co., Ltd.		Cheong-Song Noraesan Wind Power Co., Ltd.		Cheong-Song Noraesan Wind Power Co., Ltd.
Amount of guarantees					₩ 3,755
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others
Collateralized money invested 95
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Gwangyang Green Energy Co., Ltd.		Gwangyang Green Energy Co., Ltd.		Gwangyang Green Energy Co., Ltd.		Gwangyang Green Energy Co., Ltd.
Amount of guarantees					₩ 24,638
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Collateralized money invested 96
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Gangneung Sacheon Fuel Cell Co., Ltd.		Gangneung Sacheon Fuel Cell Co., Ltd.		Gangneung Sacheon Fuel Cell Co., Ltd.		Gangneung Sacheon Fuel Cell Co., Ltd.
Amount of guarantees					₩ 7,869
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 97
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd		Korea Hydro & Nuclear Power Co., Ltd		Korea Hydro & Nuclear Power Co., Ltd		Korea Hydro & Nuclear Power Co., Ltd
Name of Principal obligor	Chuncheon Green Energy Co., Ltd.		Chuncheon Green Energy Co., Ltd.		Chuncheon Green Energy Co., Ltd.		Chuncheon Green Energy Co., Ltd.
Amount of guarantees					₩ 8,901
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 98
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Yangyang Suri Wind Power Co., Ltd.		Yangyang Suri Wind Power Co., Ltd.		Yangyang Suri Wind Power Co., Ltd.		Yangyang Suri Wind Power Co., Ltd.
Amount of guarantees					₩ 9,608
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized money invested 99
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Bigeum Resident Photovoltaic Power Co., Ltd.		Bigeum Resident Photovoltaic Power Co., Ltd.		Bigeum Resident Photovoltaic Power Co., Ltd.		Bigeum Resident Photovoltaic Power Co., Ltd.
Amount of guarantees					₩ 0
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized money invested 100
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Songsan Green Energy Co., Ltd.		Songsan Green Energy Co., Ltd.		Songsan Green Energy Co., Ltd.		Songsan Green Energy Co., Ltd.
Amount of guarantees					₩ 8,323
Name of Guarantee	Hana Bank		Hana Bank		Hana Bank		Hana Bank
Collateralized Money Invested 101 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Changwon Nu-ri Energy Co., Ltd.		Changwon Nu-ri Energy Co., Ltd.		Changwon Nu-ri Energy Co., Ltd.		Changwon Nu-ri Energy Co., Ltd.
Amount of guarantees					₩ 8,026
Name of Guarantee	Hana Bank		Hana Bank		Hana Bank		Hana Bank
Payment Guarantees 6
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.	[3],[15]	Korea Hydro & Nuclear Power Co., Ltd.	[3],[15]	Korea Hydro & Nuclear Power Co., Ltd.	[3],[15]	Korea Hydro & Nuclear Power Co., Ltd.	[3],[15]
Name of Principal obligor	KAS INVESTMENT I LLC	[3],[15]	KAS INVESTMENT I LLC	[3],[15]	KAS INVESTMENT I LLC	[3],[15]	KAS INVESTMENT I LLC	[3],[15]
Amount of guarantees | $	$ 9,770	[3],[15]
Name of Guarantee	WOORI AMERICA BANK	[3],[15]	WOORI AMERICA BANK	[3],[15]	WOORI AMERICA BANK	[3],[15]	WOORI AMERICA BANK	[3],[15]
Payment guarantees 7
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.	[15]	Korea Hydro & Nuclear Power Co., Ltd.	[15]	Korea Hydro & Nuclear Power Co., Ltd.	[15]	Korea Hydro & Nuclear Power Co., Ltd.	[15]
Name of Principal obligor	KAS INVESTMENT II LLC	[15]	KAS INVESTMENT II LLC	[15]	KAS INVESTMENT II LLC	[15]	KAS INVESTMENT II LLC	[15]
Amount of guarantees | $	$ 9,730	[15]
Name of Guarantee	WOORI AMERICA BANK	[15]	WOORI AMERICA BANK	[15]	WOORI AMERICA BANK	[15]	WOORI AMERICA BANK	[15]

[1]	The credit limits of guarantees to RE Holiday Holdings LLC include the credit limits of guarantees to their subsidiaries
[2]	The Company, together with other shareholders, has provided a guarantee for the project financing of Pulau Indah Power Plant Sdn. Bhd., by establishing the right of pledge on the shares of Pulau Indah Power Plant Sdn. Bhd.
[3]	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings.
[4]	Xe-Pian Xe-Namnoy Power Co., Ltd., an associate of the Company, has entered a contract to pay an incentive type of impounding bonus to SK Eco Plant Co., Ltd. when the Xe-Pian Xe-Na-mnoy Dam is completed. If Xe-Pian Xe-Namnoy Power Co., Ltd. fails to pay SK Eco Plant Co., Ltd., the Company guarantees the payment, and the amount is USD 5,000,000.
[5]	The common stocks of Dongducheon Dream Power Co., Ltd. held by the Company were pledged as collateral.
[6]	This is an L/C opening guarantee for the performance of each contract in relation to the power sales contract and gas supply contract of South Jamaica Power Company Limited, a joint venture of the Company.
[7]	This includes a guarantee related to L/C for debt repayment allowance provided to DE Energia SpA, a joint venture of the Company.
[8]	The Company provided a payment guarantee to Chile Kelar project for opening L/C for Debt Service Reserve Account (DSRA), and others.
[9]	The Company provided a payment guarantee to Jordan Tafila wind power project for opening L/C for Debt Service Reserve Account (DSRA).
[10]	Samcheok Eco Materials Co., Ltd., an associate of the Company has issued the hybrid bonds. If the bonds are not repaid by December 8, 2026, the parent company and shareholders except the parent company must purchase the bonds from the acquirer. As of December 31, 2023, derivative liabilities of W18,752,903,155 were recognized in relation to this obligation.
[11]	The Company has entered into an agreement to settle and pay the estimated loss amount in case damages occur in relation to the fulfillment of the mandatory supply volume according to the mandatory supply agreement for coal ash.
[12]	The Company recognized an impairment loss on all of the equity securities of Naepo Green Energy Co., Ltd. before the prior year, and the acquisition cost of the securities provided as collateral is ￦29,200 million.
[13]	The Company recognized an impairment loss on all of the equity securities of Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.) before the prior year, and the acquisition cost of the securities provided as collateral is ￦47,067 million.
[14]	Pursuant to the guarantee agreement, the Company recognized other provisions of ￦8,418 million as the possibility of economic benefit outflow to fulfill the obligation was deemed probable and the amount could be reasonably estimated.
[15]	The credit limits of guarantees to KAS INVESTMENT I LLC, KAS INVESTMENT II LLC include the credit limits of guarantees to their subsidiaries.